Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Earnings per share –Diluted	$ 0.24	$ 0.20	$ 0.23
Dividends per share – Diluted		$ 0.43	$ 0.19
Weighted average shares – Diluted (in Shares)	39,454,997	37,732,310	37,732,310